Income Taxes (Roll-forward of Interest and Penalties Recognized) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Balance at beginning of fiscal year	¥ 4,564	¥ 4,054	¥ 4,727
Total interest and penalties in the consolidated statements of income	(1,655)	694	(591)
Total cash settlements, foreign exchange translation and others	147	(184)	(82)
Balance at end of fiscal year	¥ 3,056	¥ 4,564	¥ 4,054